Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Small Cap Value and Inflection Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Class A
Trading Symbol	COVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.20% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 885,655,087
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%

Columbia Small Cap Value and Inflection Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Institutional Class
Trading Symbol	NSVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 885,655,087
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%

Columbia Small Cap Value and Inflection Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.80% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 885,655,087
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%

Columbia Small Cap Value and Inflection Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Institutional 3 Class
Trading Symbol	CRRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.76% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 885,655,087
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%

Columbia Small Cap Value and Inflection Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Class R
Trading Symbol	CCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 75	1.45% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 885,655,087
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%

Columbia Small Cap Value and Inflection Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value and Inflection Fund
Class Name	Class S
Trading Symbol	NSVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 49	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 885,655,087
Holdings Count | Holding	108
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%

[1]	Annualized.